Commitments and Contingencies	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

Note 7 – Commitments and Contingencies

Government regulation – Many aspects of the oil and gas industry are extensively regulated by federal, state, and local governments in all areas in which the Company has operations. Regulations govern such things as drilling permits, environmental protection, and pollution control, spacing of wells, the unitization and pooling of properties, reports concerning operations, royalty rates, and various other matters, including taxation. Oil and gas industry legislation and administrative regulations are periodically changed for a variety of political, economic, and other reasons. As of September 30, 2024 and December 31, 2023, the Company has not been fined or cited for any violations of governmental regulations that would have a material adverse effect upon the financial condition, capital expenditures, earnings, or competitive position of the Company in the oil and gas industry.

Litigation – From time to time, the Company may be involved in litigation related to claims arising out of its operations in the normal course of business. As of the date of this report, no legal proceedings are ongoing or pending that management believes could have a materially adverse effect upon the Company’s financial condition or results of operations.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements